Property, Plant & Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant & Equipment	Property, Plant and Equipment
Property, plant and equipment as of December 31, 2019 and December 31, 2018, consisted of the following:

	2019	2018
Land	$128,353	$105,960
Buildings	779,124	715,649
Machinery, equipment and other	1,466,899	1,278,384
Property, plant and equipment, at cost	2,374,376	2,099,993
Less: accumulated depreciation	1,200,688	1,105,339
Property, plant and equipment, net	$1,173,688	$994,654